Income Tax (Effective Income Tax Rate) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 7,238	$ 21,356	$ 4,193
Current State and Local Tax Expense (Benefit)	123	3,629	704
Total	7,361	24,985	4,897
Deferred Federal Income Tax Expense (Benefit)	(3,231)	(2,770)	1,430
Deferred State and Local Income Tax Expense (Benefit)	(567)	(180)	(62)
Total	(3,798)	(2,950)	1,368
Income Tax Expense (Benefit), Total	$ 3,563	$ 22,035	$ 6,265
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	3.40%	3.80%	4.50%
Federal tax credits	(3.60%)	(0.20%)	(0.60%)
State tax credits	(1.60%)	(0.80%)	(2.80%)
Manufacturer's deduction	(4.60%)	(3.40%)	(5.10%)
Addition to (reversal of) uncertain tax positions	(0.80%)	0.20%	0.40%
State VDA/Nexus Changes	(1.70%)	0.00%	0.00%
Other permanent differences not (taxable) deductible	0.50%	0.10%	0.70%
Change in valuation allowance	(2.10%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation Pension Contribution	0.40%	0.00%	2.20%
Other	(4.40%)	0.00%	1.50%
Effective income tax rate	20.50%	34.70%	35.80%